INCOME TAXES (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 4,062	$ 4,989
Additions based on tax positions related to the current year	502	402
Additions based on tax positions related to prior years	0	31
Settlements with tax authorities	0	(681)
Expiration of statute of limitations	(638)	(679)
Balance at end of year	$ 3,926	$ 4,062